STOCK BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allocated Share-based Compensation Expense	$ 0	$ 0	$ 0
Stock Awards [Member]
Allocated Share-based Compensation Expense	0	0	0
Stock Options Awards [Member]
Allocated Share-based Compensation Expense	0	0	0
Nonvested Stock Awards [Member]
Allocated Share-based Compensation Expense	0	0	0
Securities Underlying Non-Vested Stock [Member]
Allocated Share-based Compensation Expense	$ 2,808,359	$ 0	$ 0